Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - Forward exchange contract [member] - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 43,645	€ 49,627	€ 67,540
U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	14,528	21,979	26,670
Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	11,407	10,226	13,925
British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	10,612	11,137	15,860
Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	2,318	1,692	2,117
Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	2,129	2,294	2,964
Canadian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,300	1,338	4,965
Danish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	1,086	713	618
Swedish kroner [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 265	€ 248	€ 421